Consolidated Statements of Cash Flows - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	¥ (858,863)	¥ (411,875)	¥ 220,203
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	1,048,627	895,825	589,532
Adjustment to earn-out liabilities		198,658
Share-based compensation expense	53,032	78,411	27,160
Impairment of property and equipment	0	5,144	0
Deferred income taxes (benefit)	(498,899)	(30,190)	155,223
Foreign currency exchange (gains) losses	(214,400)	156,395	(172,114)
Interest expense	125,743	54,793	28,177
Changes in operating assets and liabilities, net of effects from acquisitions:
Increase in trade accounts receivable	(293,771)	(386,852)	(287,953)
Increase in inventories	(64,436)	(1,832)
Decrease (increase) in prepaid expenses	(32,929)	(128,602)	40,977
Decrease (increase) in other current assets	15,392	(159,205)	28,019
Decrease (increase) in rental deposits	775	(1,035)	16,062
Increase (decrease) in trade accounts payable	8,260	340,926	58,718
Increase (decrease) in accrued income taxes	8,913	(256,967)	84,942
Increase (decrease) in accrued expense and other current liabilities	(75,451)	302,828	227,600
Increase in other liabilities	391,185	23,113	10,514
Other-net	(3,972)	(63,295)	(13,080)
Net cash provided by (used in) operating activities	(390,794)	616,240	1,013,980
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions, net of cash acquired	(230,341)	(3,433,114)	(891,575)
Purchase of investment		(225,360)
Proceeds from sales of investment		2,982	100,000
Proceeds from sales of available-for-sale securities	100,000
Purchase of property and equipment	(328,436)	(673,724)	(202,542)
Payment for capitalized computer software costs	(486,185)	(382,049)	(362,535)
Other-net	(8,115)	844	(56,536)
Net cash used in investing activities	(953,077)	(4,710,421)	(1,413,188)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term debt	4,370,000	3,800,000	200,000
Repayment of short-term debt	(3,422,000)	(3,784,000)	(164,000)
Proceeds from long-term bank borrowings	1,855,897	3,761,546	800,000
Repayment of long-term bank borrowings	(750,641)	(454,592)	(287,931)
Proceeds from issuance of common stock, including stock options exercised	184,375	21,197	1,157,102
Proceeds from issuance of convertible notes	2,500,000
Purchase of subsidiary stock from a noncontrolling shareholder			(9,574)
Payments of contingent and accrued consideration	(497,459)
Dividends paid	(107,253)	(106,472)
Other-net	(66,447)	(24,763)	(11,297)
Net cash provided by financing activities	4,066,472	3,212,916	1,684,300
EFFECT OF FOREIGN CURRENCY EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	14,621	(41,036)	54,725
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,737,222	(922,301)	1,339,817
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1,795,960	2,718,261	1,378,444
CASH AND CASH EQUIVALENTS, END OF YEAR	4,533,182	1,795,960	2,718,261
ADDITIONAL CASH FLOW INFORMATION:
Interest paid, net of amounts capitalized	22,833	52,040	17,169
Income taxes paid–net of refunds (Refund of income taxes)	(10,845)	515,669	36,653
NONCASH INVESTING AND FINANCING ACTIVITIES:
Conversion of convertible notes to equity	1,344,715
Outstanding payments for acquisition of property and equipment, and capitalized computer software costs included in trade accounts payable	121,567	¥ 138,521	50,634
Asset retirement obligation			¥ 15,233
Capital lease obligation	¥ 113,847